Commitments and Contingencies	3 Months Ended
Mar. 31, 2019
Successor [Member]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Company was committed to incur capital expenditures of $72.8 million at March 31, 2019. These commitments are expected to be settled during 2019 and 2020.

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at March 31, 2019, are payable as follows (in thousands):

2019	$3,112
2020	3,204
2021	3,296
2022	2,927
2023	2,791
2024	2.792
Thereafter	4,425
Total	$22,548

The Company recorded rental expense of $25.5 million and $9.6 million during the 2019 Successor Period and the 2018 Predecessor Period, respectively, in the Condensed Consolidated Statements of Operations.

Other commitments

The Company has outstanding letters of credit amounting to $20.3 million and $10.3 million as of March 31, 2019 and December 31, 2018, respectively.

In the normal course of business with customers, vendors and others, we have entered into off-balance sheet arrangements, such as surety bonds for performance, and other bank issued guarantees, including cash margin guarantees, which totaled $57.6 million and $41.4 million as of March 31, 2019 and December 31, 2018, respectively. A liability is accrued when a loss is both probable and can be reasonably estimated. None of the off-balance sheet arrangements either has, or is likely to have, a material effect on our condensed consolidated interim financial statements.

As of both March 31, 2019, and December 31, 2018, the Company had a liability of $6.7 million on the consolidated balance sheet included in the line item “Other liabilities” reflecting various liabilities associated with the 2014 acquisition of NPS Bahrain.

Registration rights

The Company is a party to various registration rights agreements with holders of its securities. These registration rights agreements provide certain holders with demand and “piggyback” registration rights, and holders have other rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights are subject to various limitations. The Company generally bears the expenses incurred in connection with the filing of any such registration statements. On July 16, 2018, we filed a registration statement on Form F-3 pursuant to certain registration rights agreements, which was declared effective on August 22, 2018. On February 22, 2019, we filed another registration statement on Form F-3 pursuant to certain registration rights agreements, which was declared effective on March 4, 2019.

Legal Proceedings

The Company is involved in certain legal proceedings, which arise in the ordinary course of business and the outcomes of which are currently subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss are difficult to ascertain. Consequently, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of these disputes. The Company is contesting these claims/disputes and the Company’s management currently believes that provision against these potential claims is not required as the ultimate outcome of these disputes would not have a material impact on the Company’s business, financial condition or results of operations.